Debt Obligations Debt Obligations (Future Maturities of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, by Maturity [Abstract]
Total	$ 22,053	$ 11,371
Unamortized Discounts And Fair Value Adjustments	386
Consolidated Total (excluding propane business) [Member]
Long-term Debt, by Maturity [Abstract]
2012	613
2013	1,003
2014	1,540
2015	2,073
2016	3,184
Thereafter	13,254
Total	$ 21,667